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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg      Wayne, New Jersey     February 11, 2000
----------------------------  ------------------- -------------------
[Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:           $292,984
                                                 (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number                       Name
---          --------------------                       ----

1               28-5135                        BMCA Holdings Corporation

2               28-5328                        Building Materials Corporation
                                               of America

3               28-4533                        Building Materials Investment
                                               Corporation

4               28-2655                        G Industries Corp.

5               28-2656                        G-I Holdings Inc.

6               28-5326                        GAF Building Materials
                                               Corporation

7               28-2521                        GAF Corporation

8               28-4770                        GAF Fiberglass Corporation

9               28-7274                        ISP Opco Holdings Inc.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1             Column 2      Column 3     Column 4      Column 5           Column 6     Column 7              Column 8


                       TITLE                                  SHARES
                         OF                      VALUE          OR              INVESTMENT      OTHER           VOTING AUTHORITY
NAME OF ISSUER         CLASS        CUSIP      (X$1,000)      PRIN AMT          DISCRETION     MANAGERS      SOLE    SHARED   NONE
--------------         -----        -----      ---------      --------          ----------     --------      ----    ------   ----
Alza Corporation       COM        022615108     7,521        217,225 SH           DEFINED          9                 217,225
Arcadia Financial      COM        039101100     1,168        263,260 SH           DEFINED          9                 263,260
Calgon Carbon Corp.    COM        129603106       170         28,935 SH           DEFINED          9                  28,935
Conseco                COM        208464107     3,862        216,818 SH           DEFINED          9                 216,818
Delta Pine Land        COM        247357106    11,087        638,111 SH           DEFINED          9                 638,111
Dexter Corp.           COM        252165105    91,393      2,299,200 SH           DEFINED          9               2,299,200
Life Technologies      COM        532177201   149,455      3,506,270 SH           DEFINED          9               3,506,270
Meditrust              COM        58501T306       264         47,935 SH           DEFINED          9                  47,935
StarwoodHotels&Resorts COM        85590A203     2,824        120,172 SH           DEFINED          9                 120,172
Arcadia Financial      COM        039101100       363        81,870  SH           DEFINED   1,2,3,4,5,6,7,8,9         81,870
Calgon Carbon Corp.    COM        129603106        57          9,640 SH           DEFINED   1,2,3,4,5,6,7,8,9          9,640
Conseco                COM        208464107     1,278         71,740 SH           DEFINED   1,2,3,4,5,6,7,8,9         71,740
Delta Pine Land        COM        247357106     4,394        252,886 SH           DEFINED   1,2,3,4,5,6,7,8,9        252,886
StarwoodHotels&Resorts COM        85590A203    19,148        814,812 SH           DEFINED   1,2,3,4,5,6,7,8,9        814,812



                       Column Total          292,984
                                            ========